Inventories and pre-publication costs - Additional information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Inventories and pre-publication costs
Pre-publication costs capitalized	£ 92	£ 93
Pre-publication costs, amortization charge	£ 77	£ 76